Shareholder Report, Average Annual Return (Details)	12 Months Ended	18 Months Ended	30 Months Ended	40 Months Ended
	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025
C000230413
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Diversified Equity Fund
C000230414
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Core Fixed Income Fund
C000230415
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Enhanced Fixed Income Fund
Without Sales Load [Member] | C000230413
Average Annual Return [Line Items]
Average Annual Return, Percent	8.44%			6.82%
Without Sales Load [Member] | C000230414
Average Annual Return [Line Items]
Average Annual Return, Percent	2.94%	3.61%
Without Sales Load [Member] | C000230415
Average Annual Return [Line Items]
Average Annual Return, Percent	7.03%		6.34%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Average Annual Return, Percent	16.33%			11.74%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Average Annual Return, Percent	3.38%	4.08%
Bloomberg Global Aggregate Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index (USD)
Average Annual Return, Percent	4.40%		2.26%
50/50 US High Yield Constrained Index/JPM EMBI Global Diversified Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50/50 US High Yield Constrained Index/JPM EMBI Global Diversified Index
Average Annual Return, Percent	8.94%		8.56%